INTANGIBLE ASSETS (Details) - USD ($)	Jul. 31, 2021	Apr. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	$ 0	$ 0
Less: Accumulated Amortization	0	0
Less: Impairment	0	0
Net Intangible Assets	$ 0	$ 0